Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Organization and Description of Business

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

The Pocket Shot Company, formerly Pocket Shot, LLC, a Colorado limited liability company, was initially formed on April 18, 2004. Under a 351 Exchange Agreement, the members chose to contribute all of their membership interests in the LLC to The Pocket Shot Company, a Colorado corporation in exchange for shares of common stock of the corporation in accordance with the terms and provisions of the agreement. The effective date for the exchange was January 1, 2006. The Company has developed a plastic pouch for the packaging of alcohol under the trademarks Pocketshot and Pocket Shot. The Company collects royalty income from licensing the right to use the patent and the trademarks in connection with manufacturing, filling and packaging the pouches with alcohol and the distribution, sale and advertising of the products under the brand name.

The Company’s accounting year end is December 31.

Basis of Presentation

These financial statements are presented in United States dollars and have been prepared in accordance with United States generally accepted accounting principles.

Management’s Representation of Interim Financial Statements

The accompanying unaudited financial statements have been prepared by the Company without audit pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted as allowed by such rules and regulations, and management believes that the disclosures are adequate to make the information presented not misleading. These financial statements include all of the adjustments, which in the opinion of management are necessary to a fair presentation of financial position and results of operations. All such adjustments are of a normal and recurring nature. Interim results are not necessarily indicative of results for a full year. These financial statements should be read in conjunction with the audited financial statements at December 31, 2015 and December 31, 2016 as presented in the Company’s Registration statement on Form S-1 filed with the Securities and Exchange Commission.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

The Pocket Shot Company, formerly Pocket Shot, LLC, a Colorado limited liability company, was initially formed on April 18, 2004. Under a 351 Exchange Agreement, the members chose to contribute all of their membership interests in the LLC to The Pocket Shot Company, a Colorado corporation in exchange for shares of common stock of the corporation in accordance with the terms and provisions of the agreement. The effective date for the exchange was January 1, 2006. The Company has developed a plastic pouch for the packaging of alcohol under the trademarks Pocketshot and Pocket Shot. They collect royalty income from licensing the right to use the patent and the trademarks in connection with manufacturing, filling and packaging the pouches with alcohol and the distribution, sale and advertising of the products under the brand name.

The Company’s accounting year end is December 31.

Basis of Presentation

These financial statements are presented in United States dollars and have been prepared in accordance with United States generally accepted accounting principles.

Management’s Representation of Interim Financial Statements

The accompanying unaudited financial statements have been prepared by the Company without audit pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted as allowed by such rules and regulations, and management believes that the disclosures are adequate to make the information presented not misleading. These financial statements include all of the adjustments, which in the opinion of management are necessary to a fair presentation of financial position and results of operations. All such adjustments are of a normal and recurring nature. Interim results are not necessarily indicative of results for a full year. These financial statements should be read in conjunction with the audited financial statements at December 31, 2015 and December 31, 2016 as presented in the Company’s Registration statement on Form S-1 filed with the Securities and Exchange Commission.